Subsequent Events (Details) - shares		1 Months Ended	12 Months Ended
	May 10, 2022	May 17, 2022	Mar. 31, 2022	May 16, 2022
2022 Equity Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Equity incentive plan, description.			If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Reverse stock split, description	the Company's board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares (the “2022 Reverse Stock Split”) with the market effective on May 17, 2022, such that the number of the Company's authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.004 to US$0.08. As a result of the 2022 Reverse Stock Split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the 2022 reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split.
Ordinary shares				46,722,048
Forecast [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Events (Details) [Line Items]
Issuance of ordinary shares				6,094,180
Reverse stock split shares		304,709
Forecast [Member] | 2022 Reverse Stock Split [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares				2,336,119